Advertising	12 Months Ended
Dec. 31, 2021
Advertising [Abstract]
ADVERTISING
T.	ADVERTISING:

The Company follows the policy of charging the costs of advertising to expense as incurred. For the years ended December 31, 2021 and 2020, advertising costs amounted to $135,436 and $99,241, respectively.